SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Computation of Basic and Diluted Income Per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Net income (loss) attributable to ordinary shareholders- for the calculation of basic income (loss) per share	$ (50,609,081)	$ (133,580,664)	$ (94,262,695)
Net income (loss) attributable to ordinary shareholders- for the calculation of diluted income (loss) per share	$ (50,609,081)	$ (133,580,664)	$ (94,292,695)
Weighted-average ordinary shares outstanding-for the calculation of basic income (loss) per share	255,102,003	240,701,253	240,701,253
Weighted-average ordinary shares outstanding- for the calculation of diluted income (loss) per share	255,102,003	240,701,253	240,701,253
Net income (loss) per share:
Basic	$ (0.20)	$ (0.55)	$ (0.39)
Diluted	$ (0.20)	$ (0.55)	$ (0.39)